UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 152 West 57th Street
         37th Floor
         New York, New York  10019

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $448,841 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108     7961   655800 SH       SOLE                   655800
AVIS BUDGET GROUP              COM              053774105     3308   180850 SH       SOLE                   180850
BLOCKBUSTER INC                CL A             093679108    11833  3081500 SH       SOLE                  3081500
BLOUNT INTL INC NEW            COM              095180105      799    79700 SH       SOLE                    79700
BORDERS GROUP INC              COM              099709107    24715  1211500 SH       SOLE                  1211500
BRUNSWICK CORP                 COM              117043109    14787   474100 SH       SOLE                   474100
BUCKLE INC                     COM              118440106     7284   192000 SH       SOLE                   192000
CARMIKE CINEMAS INC            COM              143436400    17288  1006300 SH       SOLE                  1006300
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     2223   116500 SH       SOLE                   116500
CHEMED CORP NEW                COM              16359R103     3226   100000 SH       SOLE                   100000
CHEMTURA CORP                  COM              163893100    10187  1175000 SH       SOLE                  1175000
CLEVELAND CLIFFS INC           COM              185896107    20961   550000 SH       SOLE                   550000
DELUXE CORP                    COM              248019101    12772   746900 SH       SOLE                   746900
FIRST DATA CORP                COM              319963104    14196   338000 SH       SOLE                   338000
GLATFELTER                     COM              377316104     7768   573300 SH       SOLE                   573300
HARTMARX CORP                  COM              417119104     5328   787000 SH       SOLE                   787000
HASBRO INC                     COM              418056107    26804  1178200 SH       SOLE                  1178200
HEWITT ASSOCS INC              COM              42822Q100     6810   280700 SH       SOLE                   280700
IKON OFFICE SOLUTIONS INC      COM              451713101    21703  1614800 SH       SOLE                  1614800
JOURNAL REGISTER CO            COM              481138105     1298   229000 SH       SOLE                   229000
LEAR CORP                      COM              521865105     5142   248400 SH       SOLE                   248400
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    13998   167500 SH       SOLE                   167500
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    13267   651000 SH       SOLE                   651000
MAGNA INTL INC                 CL A             559222401    10443   143000 SH       SOLE                   143000
MICROSOFT CORP                 COM              594918104    10475   383000 SH       SOLE                   383000
MILACRON INC                   COM              598709103     2869  3223700 SH       SOLE                  3223700
NEW FRONTIER MEDIA INC         COM              644398109     7801   945600 SH       SOLE                   945600
POLYONE CORP                   COM              73179P106    24174  2902000 SH       SOLE                  2902000
RADIO ONE INC                  CL D NON VTG     75040P405    20428  3268476 SH       SOLE                  3268476
REALOGY CORP                   COM              75605E100    13679   603125 SH       SOLE                   603125
REDENVELOPE INC                COM              75733R601     6805   795850 SH       SOLE                   795850
REGAL ENTMT GROUP              CL A             758766109    13525   682400 SH       SOLE                   682400
SANMINA SCI CORP               COM              800907107    11807  3157000 SH       SOLE                  3157000
SCHULMAN A INC                 COM              808194104    20251   861378 SH       SOLE                   861378
SEARS HLDGS CORP               COM              812350106     8948    56600 SH       SOLE                    56600
TNS INC                        COM              872960109     2259   150000 SH       SOLE                   150000
UNITED STATES STL CORP NEW     COM              912909108     7152   124000 SH       SOLE                   124000
VALUEVISION MEDIA INC          CL A             92047K107    22161  1912060 SH       SOLE                  1912060
VISTACARE INC                  CL A             92839Y109     6485   623600 SH       SOLE                   623600
WYNDHAM WORLDWIDE CORP         COM              98310W108     5921   211700 SH       SOLE                   211700